Jacob Internet Fund
Schedule of Investments(+)
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Auto Dealers & Gasoline Stations - 3.7%
Autohome, Inc. - ADR	43,600	$1,238,240
TrueCar, Inc.(a)	168,000	495,600
		1,733,840

Business Services - 12.8%
comScore, Inc.(a)	83,750	1,149,887
Digital Turbine, Inc.(a)	389,246	735,675
OptimizeRx Corp.(a)	224,275	2,704,757
Phreesia, Inc.(a)	61,000	1,154,120
Zhihu, Inc. - ADR(a)	83,500	272,210
		6,016,649

Calculating and Accounting Machines (No Electronic Computers) - 5.7%
Cantaloupe, Inc.(a)	377,200	2,700,752

Communications Equipment - 6.5%
Powerfleet, Inc.(a)	571,918	3,036,884

Computer Communications Equipment - 2.2%
Lantronix, Inc.(a)	260,600	1,037,188

Computer Peripheral Equipment - 3.0%
Identiv, Inc.(a)	326,726	1,421,258

Computer Processing & Data Preparation - 11.3%
Doximity, Inc. - Class A(a)	88,300	2,448,559
HUYA, Inc. - ADR	153,000	777,240
Nextdoor Holdings, Inc.(a)	855,000	2,069,100
		5,294,899

Computer Programming Services - 1.9%
Twilio, Inc. - Class A(a)	15,700	901,180

Computer Programming, Data Processing, Etc. - 12.4%
Braze, Inc. - Class A(a)	32,300	1,216,095
Cloudflare, Inc. - Class A(a)	26,800	1,814,092
Confluent, Inc. - Class A(a)	49,300	1,280,321
MongoDB, Inc.(a)	6,327	1,493,552
		5,804,060

Finance Services - 6.2%
Block, Inc.(a)	33,000	2,114,640
SoFi Technologies, Inc.(a)	116,800	805,920
		2,920,560

Miscellaneous Amusement & Recreation - 11.2%
DraftKings, Inc. (a)	74,400	2,613,672
Inspired Entertainment, Inc.(a)	290,043	2,642,292
		5,255,964

Patent Owners & Lessors - 3.8%
Immersion Corp.	176,511	1,763,345

Personal Services - 6.4%
Hello Group, Inc. - ADR	125,600	708,384
WM Technology, Inc.(a)	1,046,662	1,035,358
Yelp, Inc.(a)	33,700	1,245,889
		2,989,631

Real Estate - 8.3%
Porch Group, Inc.(a)	1,016,900	2,135,490
Zillow Group, Inc. - Class C(a)	43,675	1,788,491
		3,923,981

Semiconductors & Related Devices - 4.6%
Atomera, Inc.(a)(b)	178,600	742,976
Impinj, Inc.(a)	4,100	671,047
Semtech Corp.(a)	19,500	758,355
		2,172,378
TOTAL COMMON STOCKS (Cost $45,135,150)		46,972,569

MONEY MARKET FUNDS - 0.4%	Shares
First American Government Obligations Fund - Class X, 5.24%(c)	201,777	201,777
TOTAL MONEY MARKET FUNDS (Cost $201,777)		207,777

COLLATERAL FOR SECURITIES ON LOAN – 1.6%	Shares
First American Government Obligations Fund - Class X,5.24%(c)	751,460	751,460
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $751,460)		751,460

TOTAL INVESTMENTS - 102.0% (Cost $46,088,387)		$47,925,806
Liabilities in Excess of Other Assets - (2.0)%		(953,060)
TOTAL NET ASSETS - 100.0%		$46,972,746

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $723,169 which represented 1.5% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)

Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Internet Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce an investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgement of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under valuation procedures approved by the Board.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	46,972,569	–	–	46,972,569
Money Market Funds	201,777	–	–	201,777
Collateral for Securities on Loan(a)	751,460	–	–	751,460
Total Investments	47,925,806	–	–	47,925,806

Refer to the Schedule of Investments for additional information.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.